Share-based awards (Tables)	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes option activity for the three months ended March 31, 2022:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2021	1,695,460	$104.79	5.39

Granted	96,525	$231.68
Exercised	(84,090)	$190.75
Canceled/expired	(25,660)	$113.04

Outstanding at March 31, 2022	1,682,235	$118.36	5.44

Exercisable at March 31, 2022	1,054,178	$97.57	4.55

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Weighted average grant date fair value	$68.24	$48.36
Assumptions:
Expected volatility	30%	30%
Dividend yield	—%	—%
Risk-free interest rate	1.74%	0.73%
Expected life	5 years	5 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the three months ended March 31, 2022:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	154,190	$160.23	572,785	$191.20

Granted	51,949	$231.68	26,000	$231.68
Shares vested	(42,409)	$140.38	(32,360)	$166.85
Forfeited	(285)	$140.18	(24,599)	$200.16

Outstanding at March 31, 2022	163,445	$186.77	541,826	$194.19

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three months ended March 31, 2022 and March 31, 2021 has been allocated as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Direct costs	$4,999	$2,055
Selling, general and administrative	13,904	4,339

	$18,903	$6,394